Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Kenneth L. Greenberg
KGreenberg@stradley.com
215.564.8149

February 13, 2015

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-9303

Re:	DFA Investment Dimensions Group Inc. (File Nos. 2-73948 and 811-3258)
Preliminary Proxy Solicitation Materials

Ladies and Gentlemen:

Submitted herewith for filing aelectronically via the EDGAR system, on behalf of DFA Investment Dimensions Group Inc. (the “Registrant” or “DFAIDG”), pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, are a Notice of Special Joint Meeting of Shareholders, a copy of the preliminary proxy statement, and form of proxy to be used in connection with a special joint meeting of shareholders (the “Meeting”), which will include the following seven series of DFAIDG:  the VA U.S. Large Value Portfolio, the VA U.S. Targeted Value Portfolio, the VA International Value Portfolio, the VA International Small Portfolio, the VA Short-Term Fixed Portfolio, the VA Global Bond Portfolio and the DFA VA Global Moderate Allocation Portfolio (together with the International Fund, the “VA Funds”).

The Meeting is anticipated to be held on or about May 8, 2015.  Definitive proxy solicitation materials are expected to be transmitted to shareholders beginning on or about March 11, 2015.  Under separate cover, the Registrant is submitting, for the Staff’s review and comment, preliminary proxy solicitation materials relating to the series of the Registrant, other than the VA Funds, which also will be participating in the Meeting.

As described in the preliminary proxy statement, among the items to be considered by shareholders of the VA Funds at the Meeting are:

1.	the election of directors of DFAIDG;
2.	the approval of a manager of managers structure for the VA International Value Portfolio, the VA International Small Portfolio, the VA Short-Term Fixed Portfolio, and the VA Global Bond Portfolio;
3.	the approval of two Sub-Advisory Agreements for the VA Short Term Fixed Portfolio and the VA Global Bond Portfolio;

Philadelphia, PA ● Malvern, PA ● Harrisburg, PA ● Wilmington, DE ● Cherry Hill, NJ ● Washington, DC
A Pennsylvania Limited Liability Partnership

U.S. Securities and Exchange Commission
Filing Desk
February 13, 2015
Page
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4.	the approval of an updated Investment Management Agreement for each of the VA Funds;
5.	the approval of an amendment to the fundamental investment limitation regarding investments in commodities for each of the VA Funds;
6.	the approval of an amendment to the fundamental investment limitation regarding industry concentration for the VA Short-Term Fixed Portfolio.

Please direct any questions or comments regarding this filing to the undersigned at (215) 564-8149 or, in my absence, to Mark A. Sheehan, Esq. at (215) 564-8027.

Sincerely yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.

cc:	Dimensional Fund Advisors LP
Catherine L. Newell, Esq.